DEBT - Disclosure of continuity of total debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Total debt as at January 1	$ 531,749	$ 363,404
Lease additions	12,382	6,042
Equipment loans net proceeds	31,770	0
Lease liabilities and equipment loans repayments	(26,443)	(19,737)
Unrealized foreign exchange (gain) loss	34,490	(488)
Amortization of deferred financing charges	2,621	2,156
Settlement of 2022 Notes	0	(317,225)
Foreign exchange gain	0	(1,075)
Write-off of deferred financing charges	0	4,025
Issuance of 2026 Notes	0	507,560
Deferred financing charges	0	(12,913)
Total debt as at December 31	$ 586,569	$ 531,749